DRAKE COMPLIANCE

             January 21, 2011

Securities and Exchange Commission                                                                                                           VIA EDGAR
100 F. Street, N.E.
Washington, D.C. 20549

Attn:  Division of Investment Management, Mr. Larry L. Greene

Re:           Dblaine Investment Trust, File Nos. 811-22340 and 333-162536

Dear Mr. Greene:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Dblaine Investment Trust (the “Trust”), filing Post-Effective Amendment # 3 (“PEA#3”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA#3 is being filed to register a new series of the Trust, the Dblaine Disciplined Fund (the “Fund”).

This PEA#3 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA #3 to me at the below-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones, Esq.
395 Sawdust Road, Suite 2137, The Woodlands, TX  77380    (P) & (F)  866-862-1719
INFO@DRAKECOMPLIANCE.COM  ●  WWW.DRAKECOMPLIANCE.COM
DAVID D. JONES, ESQ.